PGIM S&P 500 Buffer 20 ETF - January
Schedule of Investments  (unaudited)
as of January 31, 2026
Description	Shares	Value
Short-Term Investments 104.9%
Affiliated Mutual Fund 0.9%
PGIM Core Government Money Market Fund (7-day effective yield 3.805%) (cost $485,744)(wb)	485,744	$485,744
Options Purchased*~ 104.0%
(cost $54,134,994)		54,545,016

TOTAL INVESTMENTS, BEFORE OPTIONS WRITTEN 104.9% (cost $54,620,738)		55,030,760
Options Written*~ (4.9)%
(premiums received $2,452,495)		(2,602,184)

TOTAL INVESTMENTS, NET OF OPTIONS WRITTEN 100.0% (cost $52,168,243)		52,428,576
Other assets in excess of liabilities 0.0%		18,798

Net Assets 100.0%		$52,447,374

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:

ETF—Exchange-Traded Fund
S&P—Standard & Poor’s
SPDR—Standard & Poor’s Depositary Receipts

*	Non-income producing security.
#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
~	See tables subsequent to the Schedule of Investments for options detail.
(wb)	Represents an investment in a Fund affiliated with the Manager.
Options Purchased:
Exchange Traded
Description	Call/ Put	Expiration Date	Strike	Contracts		Notional Amount (000)#	Value
State Street SPDR S&P 500 ETF Trust	Call	12/31/26	$6.82		764		76	$51,799,200
State Street SPDR S&P 500 ETF Trust	Put	12/31/26	$681.92		764		76	2,745,816
Total Options Purchased (cost $54,134,994)								$54,545,016
Options Written:
Exchange Traded
Description	Call/ Put	Expiration Date	Strike	Contracts		Notional Amount (000)#	Value
State Street SPDR S&P 500 ETF Trust	Call	12/31/26	$753.04		764		76	$(1,721,292)
State Street SPDR S&P 500 ETF Trust	Put	12/31/26	$545.54		764		76	(880,892)
Total Options Written (premiums received $2,452,495)								$(2,602,184)
Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).
1